Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Deferred tax assets	$ 6,694	$ 6,079
Deferred tax liabilities	(48,475)	(25,086)
Net deferred tax liabilities	(41,781)	(19,007)
Mineral, properties plant and equipment [Member]
Statement [Line Items]
Deferred tax liabilities	(48,475)	(23,820)
Asset retirement provision [Member]
Statement [Line Items]
Deferred tax assets	6,694	4,813
Unrealized foreign exchange [Member]
Statement [Line Items]
Deferred tax liabilities	0	(1,266)
Non-capital losses carried forward [Member]
Statement [Line Items]
Deferred tax assets	$ 0	$ 1,266